SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14.  SUBSEQUENT EVENTS

[a]	Subsequent to the year end, the Company entered into a new consulting agreement with Goldpac Investments Ltd., a company controlled by a director of the Company. The Company will be charged $22,500 per quarter for the consulting services from January 1 to December 31, 2012.

[b]	Subsequent to the year end, 150,000 stock options from Argex Mining Inc. have been exercised at C$0.495 and 75,000 stock options have been cancelled. As at April 11, 2012, the Company sold all exercised shares at an average price of C$0.883 with a proceed of C$130,975.00